ALISON RYAN

Assistant Vice President &

Managing Assistant General Counsel II

OGC Retail Legal & Compliance

(949) 219-3268 Telephone

Alison.Ryan@pacificlife.com

September 23, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

RE: Initial filing on Form N-4, of the Registration Statement for Pacific Protective Growth Limited Premium Registered Index-Linked Deferred Annuity of Pacific Life Insurance Company

On behalf of Pacific Life Insurance Company (“Pacific Life”), attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is an initial filing, on Form N-4, relating to a registered index-linked annuity contract designated as Pacific Protective Growth Limited Premium Registered Index-Linked Deferred Annuity Contract.

The Company would appreciate Staff comments to accommodate an effective date of no later than December 12, 2024.

No fees are required in connection with this filing.

If you have any questions or comments with respect to this filing, please contact me at the number listed above.

Sincerely,

/s/ ALISON RYAN

ALISON RYAN